Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets
Investments in available-for-sale securities	$ 211	$ 238
Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	211	238
Total	211	238
Quoted Prices in Active Markets for Identical Assets (Level I) | Fair Value, Measurements, Recurring
Assets
Investments in available-for-sale securities	211	238
Total	$ 211	$ 238